Other Financial Information - Income Statement (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements Captions [Line Items]
Revenue	$ 480,820	$ 569,016	$ 512,279
Administrative fee revenue from affiliates	16,177	14,300	7,868
Time charter, voyage and logistics business expenses	(247,882)	(263,304)	(244,412)
Direct vessel expenses	(128,168)	(130,064)	(114,074)
General and administrative expenses incurred on behalf of affiliates	(16,177)	(14,300)	(7,868)
General and administrative expenses	(34,183)	(45,590)	(44,634)
Depreciation and amortization	(120,310)	(104,690)	(98,124)
Loss on bond and debt extinguishment	0	(27,281)	(37,136)
Loss on derivatives	0	0	(260)
Gain on sale of assets	0	0	18
(Loss)/income before equity in net earnings of affiliated companies	(190,705)	(119,731)	(128,895)
Equity in net earnings of affiliated companies	61,484	57,751	19,344
(Loss)/income before taxes	(129,221)	(61,980)	(109,551)
Income tax benefit/(expense)	3,154	(84)	4,260
Net (loss)/income	(126,067)	(62,064)	(105,291)
Less: Net (income)/loss attributable to the noncontrolling interest	(8,045)	5,861	(3,772)
Net (loss)/income attributable to Navios Holdings common stockholders	(134,112)	(56,203)	(109,063)
Other Comprehensive income/(loss)
Unrealized holding loss on investments in available-for-sale securities	(1,649)	(959)	(10,614)
Reclassification to earnings	1,782	11,553	0
Total other comprehensive income/(loss)	133	10,594	(10,614)
Total comprehensive (loss)/income	(125,934)	(51,470)	(115,905)
Comprehensive (income)/loss attributable to noncontrolling interest	(8,045)	5,861	(3,772)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(133,979)	(45,609)	(119,677)
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
General and administrative expenses	(7,435)	(10,343)	(8,261)
Depreciation and amortization	(2,769)	(2,811)	(2,811)
Interest expense and finance cost, net	(72,924)	(73,272)	(76,227)
Loss on bond and debt extinguishment			(37,136)
Other income/(expense), net	(60)	72	10
(Loss)/income before equity in net earnings of affiliated companies	(83,188)	(86,354)	(124,425)
Income/(loss) from subsidiaries	(105,102)	(17,418)	6,320
Equity in net earnings of affiliated companies	54,178	47,569	9,042
(Loss)/income before taxes	(134,112)	(56,203)	(109,063)
Net (loss)/income	(134,112)	(56,203)	(109,063)
Net (loss)/income attributable to Navios Holdings common stockholders	(134,112)	(56,203)	(109,063)
Other Comprehensive income/(loss)
Unrealized holding loss on investments in available-for-sale securities	(1,649)	(959)	(10,614)
Reclassification to earnings	1,782	11,553
Total other comprehensive income/(loss)	133	10,594	(10,614)
Total comprehensive (loss)/income	(133,979)	(45,609)	(119,677)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(133,979)	(45,609)	(119,677)
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	229,772	300,242	275,195
Administrative fee revenue from affiliates	16,177	14,300	7,868
Time charter, voyage and logistics business expenses	(177,507)	(157,640)	(159,225)
Direct vessel expenses	(46,142)	(52,039)	(37,969)
General and administrative expenses incurred on behalf of affiliates	(16,177)	(14,300)	(7,868)
General and administrative expenses	(12,740)	(20,483)	(21,756)
Depreciation and amortization	(89,572)	(76,792)	(71,959)
Interest expense and finance cost, net	(11,344)	(7,327)	(7,350)
Loss on derivatives			(260)
Other income/(expense), net	(18,671)	(2,357)	13,578
(Loss)/income before equity in net earnings of affiliated companies	(126,204)	(16,396)	(9,746)
Income/(loss) from subsidiaries	14,194	(10,662)	6,202
Equity in net earnings of affiliated companies	5,326	6,555	7,245
(Loss)/income before taxes	(106,684)	(20,503)	3,701
Income tax benefit/(expense)	(397)	(360)	(294)
Net (loss)/income	(107,081)	(20,863)	3,407
Less: Net (income)/loss attributable to the noncontrolling interest		(182)	(145)
Net (loss)/income attributable to Navios Holdings common stockholders	(107,081)	(21,045)	3,262
Other Comprehensive income/(loss)
Unrealized holding loss on investments in available-for-sale securities	(1,649)	(959)	(10,614)
Reclassification to earnings	1,782	11,553
Total other comprehensive income/(loss)	133	10,594	(10,614)
Total comprehensive (loss)/income	(106,948)	(10,269)	(7,207)
Comprehensive (income)/loss attributable to noncontrolling interest		(182)	(145)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	(106,948)	(10,451)	(7,352)
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	251,048	268,774	237,084
Time charter, voyage and logistics business expenses	(70,375)	(105,664)	(85,187)
Direct vessel expenses	(82,026)	(78,025)	(76,105)
General and administrative expenses	(14,008)	(14,764)	(14,617)
Depreciation and amortization	(27,969)	(25,087)	(23,354)
Interest expense and finance cost, net	(26,513)	(27,546)	(24,929)
Loss on bond and debt extinguishment		(27,281)
Gain on sale of assets			18
Other income/(expense), net	(11,470)	(7,388)	(7,634)
(Loss)/income before equity in net earnings of affiliated companies	18,687	(16,981)	5,276
Equity in net earnings of affiliated companies	1,980	3,627	3,057
(Loss)/income before taxes	20,667	(13,354)	8,333
Income tax benefit/(expense)	3,551	276	4,554
Net (loss)/income	24,218	(13,078)	12,887
Less: Net (income)/loss attributable to the noncontrolling interest	(8,045)	6,043	(3,627)
Net (loss)/income attributable to Navios Holdings common stockholders	16,173	(7,035)	9,260
Other Comprehensive income/(loss)
Total comprehensive (loss)/income	24,218	(13,078)	12,887
Comprehensive (income)/loss attributable to noncontrolling interest	(8,045)	6,043	(3,627)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	16,173	(7,035)	9,260
Eliminations
Condensed Financial Statements Captions [Line Items]
Income/(loss) from subsidiaries	90,908	28,080	(12,522)
(Loss)/income before taxes	90,908	28,080	(12,522)
Net (loss)/income	90,908	28,080	(12,522)
Net (loss)/income attributable to Navios Holdings common stockholders	90,908	28,080	(12,522)
Other Comprehensive income/(loss)
Unrealized holding loss on investments in available-for-sale securities	1,649	959	10,614
Reclassification to earnings	(1,782)	(11,553)
Total other comprehensive income/(loss)	(133)	(10,594)	10,614
Total comprehensive (loss)/income	90,775	17,486	(1,908)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	90,775	17,486	(1,908)
Total
Condensed Financial Statements Captions [Line Items]
Revenue	480,820	569,016	512,279
Administrative fee revenue from affiliates	16,177	14,300	7,868
Time charter, voyage and logistics business expenses	(247,882)	(263,304)	(244,412)
Direct vessel expenses	(128,168)	(130,064)	(114,074)
General and administrative expenses incurred on behalf of affiliates	(16,177)	(14,300)	(7,868)
General and administrative expenses	(34,183)	(45,590)	(44,634)
Depreciation and amortization	(120,310)	(104,690)	(98,124)
Interest expense and finance cost, net	(110,781)	(108,145)	(108,506)
Loss on bond and debt extinguishment		(27,281)	(37,136)
Loss on derivatives			(260)
Gain on sale of assets			18
Other income/(expense), net	(30,201)	(9,673)	5,954
(Loss)/income before equity in net earnings of affiliated companies	(190,705)	(119,731)	(128,895)
Income/(loss) from subsidiaries	0	0	0
Equity in net earnings of affiliated companies	61,484	57,751	19,344
(Loss)/income before taxes	(129,221)	(61,980)	(109,551)
Income tax benefit/(expense)	3,154	(84)	4,260
Net (loss)/income	(126,067)	(62,064)	(105,291)
Less: Net (income)/loss attributable to the noncontrolling interest	(8,045)	5,861	(3,772)
Net (loss)/income attributable to Navios Holdings common stockholders	(134,112)	(56,203)	(109,063)
Other Comprehensive income/(loss)
Unrealized holding loss on investments in available-for-sale securities	(1,649)	(959)	(10,614)
Reclassification to earnings	1,782	11,553
Total other comprehensive income/(loss)	133	10,594	(10,614)
Total comprehensive (loss)/income	(125,934)	(51,470)	(115,905)
Comprehensive (income)/loss attributable to noncontrolling interest	(8,045)	5,861	(3,772)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (133,979)	$ (45,609)	$ (119,677)